Stock-Based Compensation (Schedule Of Value Of Stock-Based Compensation Awards, Stock Options) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Stock-Based Compensation
Number of options exercisable at end of fiscal year	12,041	13,121	22,721
Weighted average exercise price of options exercisable at end of fiscal year	$ 17.06	$ 17.66	$ 18.13
Weighted average grant date fair value of options granted during the fiscal year	$ 3.42	$ 1.88	$ 2.67
Total intrinsic value of options exercised during the fiscal year	$ 8.0	$ 0.9	$ 0
Fair value of options that vested during the fiscal year	$ 4.5	$ 6.3	$ 2.0